Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments
Schedule of realized and unrealized gains and losses recognized in earnings as net gain (loss) on derivative instruments

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
(U.S. Dollars in thousands)	2026	2025	2026	2025
Realized gain:
Interest rate swap contracts	$579	$2,521	$1,588	$5,631
Total realized gain:	579	2,521	1,588	5,631
Unrealized gain (loss):
Interest rate swap contracts	827	(2,891)	1,193	(7,345)
Total unrealized gain (loss):	827	(2,891)	1,193	(7,345)
Total realized and unrealized gain (loss) on derivative instruments:	$1,406	$(370)	$2,781	$(1,714)